Organization and Business Overview - Schedule of Description of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025 SGD ($) shares
Ascendo Global Limited [Member]
Schedule of Description of Subsidiaries [Line Items]
Incorporated state	British Virgin Islands company
Incorporated date	Apr. 09, 2025
Issued and outstanding of ordinary share	Issued and outstanding 2 ordinary share for SGD 2
Ordinary shares issued and outstanding | shares	2
Ordinary share outstanding | $	$ 2
Company purpose	Investment holding company
Ownership percentage	100.00%
Jeneric Engineering Pte. Ltd. [Member]
Schedule of Description of Subsidiaries [Line Items]
Incorporated state	Singaporean company
Incorporated date	Apr. 22, 2011
Issued and outstanding of ordinary share	Issued and outstanding 100,000 ordinary share for SGD 100,000
Ordinary shares issued and outstanding | shares	100,000
Ordinary share outstanding | $	$ 100,000
Company purpose	Provision of corrosion prevention services and specialized manpower solutions
Ownership percentage	100.00%
Jeneric International Pte. Ltd. [Member]
Schedule of Description of Subsidiaries [Line Items]
Incorporated state	Singaporean company
Incorporated date	Jan. 05, 2009
Issued and outstanding of ordinary share	Issued and outstanding 100,000 ordinary share for SGD 100,000
Ordinary shares issued and outstanding | shares	100,000
Ordinary share outstanding | $	$ 100,000
Company purpose	Provision of corrosion prevention services and specialized manpower solutions
Ownership percentage	100.00%
Jeneric Marine Pte. Ltd. [Member]
Schedule of Description of Subsidiaries [Line Items]
Incorporated state	Singaporean company
Incorporated date	Mar. 28, 2011
Issued and outstanding of ordinary share	Issued and outstanding 500,000 ordinary share for SGD 500,000
Ordinary shares issued and outstanding | shares	500,000
Ordinary share outstanding | $	$ 500,000
Company purpose	Provision of corrosion prevention services and specialized manpower solutions
Ownership percentage	100.00%
Jeneric Offshore Pte. Ltd. [Member]
Schedule of Description of Subsidiaries [Line Items]
Incorporated state	Singaporean company
Incorporated date	May 20, 2011
Issued and outstanding of ordinary share	Issued and outstanding 200,000 ordinary share for SGD 200,000
Ordinary shares issued and outstanding | shares	200,000
Ordinary share outstanding | $	$ 200,000
Company purpose	Provision of corrosion prevention services and specialized manpower solutions
Ownership percentage	100.00%
Jeneric Services Pte. Ltd. [Member]
Schedule of Description of Subsidiaries [Line Items]
Incorporated state	Singaporean company
Incorporated date	May 20, 2011
Issued and outstanding of ordinary share	Issued and outstanding 100,000 ordinary share for SGD 100,000
Ordinary shares issued and outstanding | shares	100,000
Ordinary share outstanding | $	$ 100,000
Company purpose	Provision of corrosion prevention services and specialized manpower solutions
Ownership percentage	100.00%
Jeneric Venture Pte. Ltd. [Member]
Schedule of Description of Subsidiaries [Line Items]
Incorporated state	Singaporean company
Incorporated date	Oct. 29, 2019
Issued and outstanding of ordinary share	Issued and outstanding 100,000 ordinary share for SGD 100,000
Ordinary shares issued and outstanding | shares	100,000
Ordinary share outstanding | $	$ 100,000
Company purpose	Provision of corrosion prevention services and specialized manpower solutions
Ownership percentage	100.00%